CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and notes payable	$ 992,213,130	$ 1,023,913,738
Other payables and accrued liabilities	779,236,665	659,501,859
Payroll and welfare payables	$ 13,989,715	$ 14,191,467
Common shares, par value per share	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	112,812,481	113,671,841
Common shares, shares outstanding	112,812,481	113,671,841
Consolidated VIEs without recourse to the primary beneficiary
Accounts payable and notes payable	$ 13,021	$ 13,215
Other payables and accrued liabilities	2,134,884	3,831,970
Payroll and welfare payables	$ 164,573	$ 319,565